                              WARBURG PINCUS FUNDS
                                  SHAREHOLDER
                                     GUIDE

                                  COMMON CLASS

                               SEPTEMBER 16, 1999

                          AS REVISED DECEMBER 15, 1999

      This SHAREHOLDER GUIDE is incorporated into and legally part of each
                   Warburg Pincus (Common Class) prospectus.

                             [WARBURG PINCUS LOGO]

    Warburg Pincus Funds are advised by Credit Suisse Asset Management, LLC
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                                 BUYING SHARES

   OPENING AN ACCOUNT

  Your account application provides us with key information we need to set up your account correctly. It also lets you authorize services that you may find convenient in the future.

  If you need an application, call our Shareholder Service Center to receive one by mail or fax. Or you can download it from our Internet Web site: www.warburg.com.

  You can make your initial investment by check or wire. The "By Wire" method in the table enables you to buy shares on a particular day at that day's closing NAV.

   ADDING TO AN ACCOUNT

  You can add to your account in a variety of ways, as shown in the table. If you want to use ACH transfer, be sure to complete the "ACH on Demand" section of the account application.

   INVESTMENT CHECKS

  Please use either a personal or bank check payable in U.S. dollars to Warburg Pincus Funds. Unfortunately, we cannot accept "starter" checks that do not have your name preprinted on them. We also cannot accept checks payable to you or to another party and endorsed to the order of Warburg Pincus Funds. These types of checks may be returned to you and your purchase order may not be processed. Limited exceptions include properly endorsed government checks.

                                MINIMUM INITIAL
                                   INVESTMENT

 Cash Reserve Fund:                                 $ 1,000
 New York Tax Exempt Fund:                          $ 1,000
 Balanced Fund:                                     $ 1,000
 Growth & Income Fund:*                             $ 1,000
 WorldPerks-Registered Trademark- Funds:            $ 5,000
 Long-Short Fund:                                   $25,000
 All other funds:                                   $ 2,500
 IRAs:                                              $   500**
 Transfers/Gifts to Minors:                         $   500**

   * THE FUND WILL BE RENAMED "VALUE FUND" EFFECTIVE JANUARY 1, 2000. ** $25,000 MINIMUM FOR LONG-SHORT FUND.

                               WIRE INSTRUCTIONS
 State Street Bank and Trust Company
 ABA# 0110 000 28
 Attn: Mutual Funds/Custody Dept.
 [WARBURG PINCUS FUND NAME]
 DDA# 9904-649-2
 F/F/C: [ACCOUNT NUMBER AND REGISTRATION]

                                HOW TO REACH US
 SHAREHOLDER SERVICE CENTER
 Toll free: 800-WARBURG
            (800-927-2874)
 Fax:     212-370-9833

 MAIL
 Warburg Pincus Funds
 P.O. Box 9030
 Boston, MA 02205-9030

 OVERNIGHT/COURIER SERVICE
 Boston Financial
 Attn: Warburg Pincus Funds
 66 Brooks Drive
 Braintree, MA 02184

 INTERNET WEB SITE
 www.warburg.com

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
OPENING AN ACCOUNT                                  ADDING TO AN ACCOUNT
BY CHECK
- Complete the NEW ACCOUNT APPLICATION.             - Make your check payable to Warburg Pincus Funds.
  For IRAs use the UNIVERSAL IRA APPLICATION.       - Write the account number and the fund name on
- Make your check payable to Warburg Pincus Funds.    your check.
- Mail to Warburg Pincus Funds.                     - Mail to Warburg Pincus Funds.
                                                    - Minimum amount is $100.
BY EXCHANGE
- Call our Shareholder Service Center to request    - Call our Shareholder Service Center to request
  an exchange. Be sure to read the current            an exchange.
  prospectus for the new fund. Also please          - Minimum amount is $250.
  observe the minimum initial investment.           If you do not have telephone privileges, mail or
If you do not have telephone privileges, mail or    fax a signed letter of instruction.
fax a signed letter of instruction.
BY WIRE
- Complete and sign the NEW ACCOUNT APPLICATION.    - Call our Shareholder Service Center by 4 p.m. ET
- Call our Shareholder Service Center and fax the     to inform us of the incoming wire. Please be
  signed NEW ACCOUNT APPLICATION by 4 p.m. ET.        sure to specify your name, the account number
- Shareholder Services will telephone you with        and the fund name on your wire advice.
  your account number. Please be sure to specify    - Wire the money for receipt that day.
  your name, the account number and the fund name   - Minimum amount is $500.
  on your wire advice.
- Wire your initial investment for receipt that
  day.
- Mail the original, signed application to Warburg
  Pincus Funds.
This method is not available for IRAs.
BY AUTOMATED CLEARING HOUSE (ACH) TRANSFER
- Cannot be used to open an account.                - Call our Shareholder Service Center to request
                                                      an ACH transfer from your bank.
                                                    - Your purchase will be effective at the next NAV
                                                      calculated after we receive your order in proper
                                                      form.
                                                    - Minimum amount is $50.
                                                    Requires ACH on Demand privileges.

                           800-WARBURG (800-927-2874)

 MONDAY-FRIDAY, 8 A.M.-8 P.M. ET SATURDAY, 8 A.M.-4 P.M. ET

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                                SELLING SHARES*

SELLING SOME OR ALL OF YOUR SHARES                  CAN BE USED FOR
BY MAIL

Write us a letter of instruction that includes:     - Accounts of any type.
- your name(s) and signature(s)                     - Sales of any amount.
- the fund name and account number                  For IRAs please use the IRA DISTRIBUTION REQUEST
- the dollar amount you want to sell                FORM.
- how to send the proceeds
Obtain a signature guarantee or other
documentation, if required (see "Selling Shares in
Writing").
Mail the materials to Warburg Pincus Funds.
If only a letter of instruction is required, you
can fax it to the Shareholder Service Center.
BY EXCHANGE
- Call our Shareholder Service Center to request    - Accounts with telephone privileges.
  an exchange. Be sure to read the current          If you do not have telephone privileges, mail or
  prospectus for the new fund. Also please observe  fax a letter of instruction to exchange shares.
  the minimum initial investment.
BY PHONE
Call our Shareholder Service Center to request a    - Non-IRA accounts with telephone privileges.
redemption. You can receive the proceeds as:
- a check mailed to the address of record
- an ACH transfer to your bank ($50 minimum)
- a wire to your bank ($500 minimum)
See "By Wire or ACH Transfer" for details.
BY WIRE OR ACH TRANSFER
- Complete the "Wire Instructions" or "ACH on       - Non-IRA accounts with wire-redemption or ACH on
  Demand" section of your NEW ACCOUNT APPLICATION.    Demand privileges.
- For federal-funds wires, proceeds will be wired   - Requests by phone or mail.
  on the next business day. For ACH transfers,
  proceeds will be delivered within two business
  days.

* For the Japan Small Company Fund only: The fund imposes a 1.00% redemption fee (short-term trading fee) on fund shares redeemed or exchanged less than six months from purchase. This fee is calculated based on the shares' net asset value at redemption and deducted from the redemption proceeds. The fee is paid to the fund to offset costs associated with short-term shareholder trading. It does not apply to shares acquired through reinvestment of distributions. For purposes of computing the redemption fee, any shares bought through reinvestment of distributions will be redeemed first without charging the fee, followed by the shares held longest. The redemption fee applies to fund shares purchased on or after November 17, 1999.

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                                       4
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   SELLING SHARES IN WRITING
  Some circumstances require a written sell order, along with a signature guarantee. These include:
- accounts whose address of record has been changed within the past 30 days
- redemption in certain large amounts (other than by exchange)
- requests to send the proceeds to a different payee or address
- shares represented by certificates, which must be returned with your sell order

  A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public.

   RECENTLY PURCHASED
   SHARES

  If the fund has not yet collected payment for the shares you are selling, it will delay sending you the proceeds until your purchase payment clears. This may take up to 10 calendar days after the purchase. To avoid the collection period, consider buying shares by bank wire, bank check, certified check or money order.

   LOW-BALANCE ACCOUNTS

  If your account balance falls below the minimum required to keep it open due to redemptions or exchanges, the fund may ask you to increase your balance. If it is still below the minimum after 60 days, the fund may close your account and mail you the proceeds.

                               MINIMUM TO KEEP AN
                                  ACCOUNT OPEN

 Cash Reserve Fund:                                 $  750
 New York Tax Exempt Fund:                          $  750
 Balanced Fund:                                     $  500
 Growth & Income Fund:*                             $  500
 WorldPerks Funds:                                  $  750
 All other funds:                                   $2,000
 IRAs:                                              $  250
 Transfers/Gifts to Minors:                         $  250

  *  THE FUND WILL BE RENAMED "VALUE FUND" ON JANUARY 1, 2000.

                           800-WARBURG (800-927-2874)

 MONDAY-FRIDAY, 8 A.M.-8 P.M. ET SATURDAY, 8 A.M.-4 P.M. ET

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
                              SHAREHOLDER SERVICES

   AUTOMATIC SERVICES

  Buying or selling shares automatically is easy with the services described below. You can set up most of these services with your account application or by calling our Shareholder Service Center.

SAVEMYMONEY PROGRAM

  SaveMyMoney is a low minimum, automatic investing program that makes it easy to build a mutual fund portfolio. For an initial investment of $250 along with a minimum $50 monthly investment, you can invest in certain Warburg Pincus funds. The SaveMyMoney Program will automatically transfer the monthly investment amount you designate from your bank account.

AUTOMATIC MONTHLY INVESTMENT PLAN

  For making automatic investments ($50 minimum) from a designated bank account.

AUTOMATIC WITHDRAWAL PLAN

  For making automatic monthly, quarterly, semiannual or annual withdrawals of $250 or more.

DISTRIBUTION SWEEP

  For automatically reinvesting your dividend and capital-gain distributions into another identically registered Warburg Pincus fund. Not available for IRAs.

   RETIREMENT PLANS

  Warburg Pincus offers a range of tax-advantaged retirement accounts, including:

- Traditional IRAs

- Roth IRAs

- Roth Conversion IRAs

- Spousal IRAs

- Rollover IRAs

- SEP IRAs

  To transfer your IRA to Warburg Pincus, use the IRA TRANSFER/DIRECT ROLLOVER FORM. If you are opening a new IRA, you will also need to complete the UNIVERSAL IRA APPLICATION. Please consult your tax professional concerning your IRA eligibility and tax situation.

   TRANSFERS/GIFTS TO MINORS

  Depending on state laws, you can set up a custodial account under the Uniform Transfers-to-Minors Act (UTMA) or the Uniform Gifts-to-Minors Act (UGMA). Please consult your tax professional about these types of accounts.

   ACCOUNT CHANGES

  Call our Shareholder Service Center to update your account records whenever you change your address. Shareholder Services can also help you change your account information or privileges.

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                                       6

                                 OTHER POLICIES

   TRANSACTION DETAILS

  You are entitled to capital-gain and earned dividend distributions as soon as your purchase order is executed. For the Intermediate Maturity Government, New York Intermediate Municipal and Fixed Income Funds and the Money Market Funds, you begin to earn dividend distributions the business day after your purchase order is executed. However, if we receive your purchase order and payment to purchase shares of a Money Market Fund before 12 p.m. (noon), you begin to earn dividend distributions on that day.

  Your purchase order will be canceled and you may be liable for losses or fees incurred by the fund if:

 - your investment check or ACH transfer does not clear
 - you place a telephone order by 4 p.m. ET and we do not receive your wire that day
  If you wire money without first calling Shareholder Services to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until the end of the next business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

  While we monitor telephone servicing resources carefully, during periods of significant economic or market change it may be difficult to place orders by telephone.

  Uncashed redemption or distribution checks do not earn interest.

   SPECIAL SITUATIONS

  A fund reserves the right to:

 - refuse any purchase or exchange request, including those from any person or group who, in the fund's view, is likely to engage in excessive trading
 - change or discontinue its exchange privilege after 30 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions
 - change its minimum investment amounts after 15 days' notice to current investors of any increases
 - charge a wire-redemption fee
 - make a "redemption in kind" --payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt fund operations
 - suspend redemptions or postpone payment dates as permitted by the Investment Company Act of 1940 (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)
 - modify or waive its minimum investment requirements for investments through certain financial-services firms and for employees and clients of its adviser, sub-adviser, distributor and their affiliates and, for the Long-Short Funds, investments through certain financial-services firms ($10,000 minimum) and through retirement plan programs (no minimum)
 - stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

                           800-WARBURG (800-927-2874)

 MONDAY-FRIDAY, 8 A.M.-8 P.M. ET SATURDAY, 8 A.M.-4 P.M. ET

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
                             [WARBURG PINCUS LOGO]
                      P.O. BOX 9030, BOSTON, MA 02205-9030
                800-WARBURG (800-927-2874)  / /  www.warburg.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.      WPCOM-31-0999
   (EFFECTIVE JANUARY 3, 2000, PROVIDENT DISTRIBUTORS, INC. WILL BE THE FUND
                                  DISTRIBUTOR)